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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.

                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Para Advisors, LLC.
Address:          520 Madison Avenue
                  New York, New York  10022

Form 13F File Number:      028-07296

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Harlan Schier
Title:            Chief Financial Officer
Phone:            212-527-7347

Signature, Place, and Date of Signing:

/s/ Harlan Schier                  New York, New York            May 15, 2009
-----------------------        --------------------------      -----------------
   [Signature]                       [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                         0
                                                          ------------------

Form 13F Information Table Entry Total:                                   15
                                                          ------------------

Form 13F Information Table Value Total:                             $106,420
                                                          ------------------
                                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.               FORM 13F FILE NUMBER               NAME
         ---------         ------------------------           ------------------

         None.

                                                        Para Advisors, LLC.
                                                     Form 13F Information Table
                                                    Quarter ended March 31, 2009



                                                                                 INVESTMENT DISCRETION        VOTING AUTHORITY

                                                Fair Market
                                                    Value    Shares or
                        Title of       Cusip        (in      Principal SH/ Put/       Shared  Shared Other
Issuer                    Class        Number    thousands)   Amount   PRN Call Sole  Defined Other  Managers    Sole   Shared  None
------------------------------------------------------------------------------------------------------------------------------------
ANNALY CAP MGMT INC        COM        035710409      $1,387    100,000 SH       Sole                            100,000
------------------------------------------------------------------------------------------------------------------------------------
CELANESE CORP DEL          COM SER A  150870103      $3,343    250,000 SH       Sole                            250,000
------------------------------------------------------------------------------------------------------------------------------------
CENTURY ALUM CO            COM        156431108      $2,638  1,250,000 SH       Sole                          1,250,000
------------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC              COM        172967101     $11,094  4,385,100 SH  Put  Sole                          4,385,100
------------------------------------------------------------------------------------------------------------------------------------
CUMMINS INC                COM        231021106      $5,090    200,000 SH       Sole                            200,000
------------------------------------------------------------------------------------------------------------------------------------
ISHARES TR (HIGH YIELD
CORP)                      COM        464288513     $13,560    200,000 SH       Sole                            200,000
------------------------------------------------------------------------------------------------------------------------------------
ISHARES TR (IBOXX INV
CPBD)                      COM        464287242     $18,824    200,000 SH       Sole                            200,000
------------------------------------------------------------------------------------------------------------------------------------
LOEWS CORP                 COM        540424108      $5,525    250,000 SH       Sole                            250,000
------------------------------------------------------------------------------------------------------------------------------------
MFA FINANCIAL INC          COM        55272X102      $2,940    500,000 SH       Sole                            500,000
------------------------------------------------------------------------------------------------------------------------------------
NRG ENERGY INC             COM NEW    629377508      $5,280    300,000 SH       Sole                            300,000
------------------------------------------------------------------------------------------------------------------------------------
SPDR GOLD TRUST            GOLD SHS   78463V107     $13,542    150,000 SH       Sole                            150,000
------------------------------------------------------------------------------------------------------------------------------------
SCHERING PLOUGH CORP       COM        806605101      $5,888    250,000 SH       Sole                            250,000
------------------------------------------------------------------------------------------------------------------------------------
SUN MICROSYSTEMS INC       COM NEW    866810203      $5,856    800,000 SH  Call Sole                            800,000
------------------------------------------------------------------------------------------------------------------------------------
WILLIAMS COS INC DEL       COM        969457100      $2,845    250,000 SH       Sole                            250,000
------------------------------------------------------------------------------------------------------------------------------------
WYETH                      COM        983024100      $8,608    200,000 SH       Sole                            200,000
------------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                             $106,420
(in thousands)
